19. Provision for Asset Retirement Obligation - Fuel Tanks (Tables)	12 Months Ended
Dec. 31, 2017
Provision For Asset Retirement Obligation - Fuel Tanks Tables
Changes in the provision for asset retirement obligation
	2017	2016	2015
Initial balance	77,564	74,716	70,802
Additions (new tanks)	537	483	625
Expense with tanks removed	(15,432)	(2,785)	(3,949)
Accretion expense	2,105	5,150	7,238
Final balance	64,774	77,564	74,716

Current	4,799	4,563	5,232
Non-current	59,975	73,001	69,484